UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Vectors ETF Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.7%
Canada: 12.0%
566,592	Africa Oil Corp. (SEK) * #	$955,044
241,373	B2Gold Corp. (USD) *	683,086
160,812	First Quantum Minerals Ltd.	1,703,800
470,571	IAMGOLD Corp. (USD) *	1,882,284
581,651	Ivanhoe Mines Ltd. *	2,023,665
285,767	Semafo, Inc. *	859,240
		8,107,119
Egypt: 13.6%
1,269,892	Commercial International Bank Egypt SAE (GDR) Reg S	5,562,127
730,853	Egyptian Financial Group-Hermes Holding SAE *	1,055,991
4,590,080	Orascom Telecom Holding SAE * #	1,726,684
1,587,049	Talaat Moustafa Group	807,153
		9,151,955
Kenya: 3.9%
15,157,000	Safaricom Ltd.	2,650,083
Mauritius: 1.9%
529,075	Rockcastle Global Real Estate Co. Ltd.	1,246,855
Morocco: 9.7%
50,830	Attijariwafa Bank #	2,025,997
64,062	Banque Centrale Populaire #	1,682,807
46,480	Banque Marocaine du Commerce Exterieur	926,353
138,236	Maroc Telecom	1,891,351
		6,526,508
Nigeria: 8.1%
31,623,485	Guaranty Trust Bank Plc #	2,169,763
315,129	Nestle Nigeria Plc #	651,258
4,089,473	Nigerian Breweries Plc #	1,431,114
30,692,072	Zenith Bank Ltd. #	1,188,244
		5,440,379
Singapore: 1.9%
4,589,600	Golden Agri-Resources Ltd. #	1,265,321
South Africa: 29.6%
26,166	Al Noor Hospitals Group Plc (GBP) #	233,250
5,013	Anglo American Platinum Ltd. * #	114,266
21,406	AngloGold Ashanti Ltd. (ADR) †	230,543
27,385	Aspen Pharmacare Holdings Ltd. #	560,593
20,733	AVI Ltd.	153,077
30,805	Barclays Africa Group Ltd. #	320,535
9,166	Barloworld Ltd. #	81,478
22,108	Bid Corp Ltd. † #	426,693
22,108	Bidvest Group Ltd. #	253,544
4,495	Capitec Bank Holdings Ltd. #	255,326
14,342	Clicks Group Ltd. #	136,706
20,396	Coronation Fund Managers Ltd. #	96,266
29,517	Discovery Ltd. #	283,505
10,135	EOH Holdings Ltd.	104,791
14,867	Exxaro Resources Ltd. #	130,654
265,455	FirstRand Ltd. † #	919,009
58,610	Fortress Income Fund Ltd. #	145,203
10,017	Foschini Group Ltd. #	115,346
45,125	Gold Fields Ltd. (ADR) †	159,291
30,425	Impala Platinum Holdings Ltd. * #	102,691
10,156	Imperial Holdings Ltd. #	124,520
16,033	Investec Ltd. #	109,272
44,423	Investec PCL (GBP) #	302,322
8,223	Liberty Holdings Ltd. #	66,176
56,249	Life Healthcare Group Holdings Ltd. #	121,317
79,837	MMI Holdings Ltd. #	135,896
8,298	Mondi Ltd. #	198,039
16,390	Mr Price Group Ltd. #	195,203
101,907	MTN Group Ltd. #	926,718
30,369	Naspers Ltd. #	5,235,880
12,990	Nedbank Group Ltd. #	233,537
72,932	Netcare Ltd. #	139,224
30,957	Pick n Pay Stores Ltd. † #	153,610
11,016	Pioneer Foods Ltd.	145,094
8,997	PSG Group Ltd. #	165,472
48,964	Rand Merchant Investment Holdings Ltd. #	150,712
37,566	Remgro Ltd. † #	576,697
52,490	RMB Holdings Ltd. #	229,227
120,831	Sanlam Ltd. #	606,638
23,975	Sappi Ltd. #	162,501
37,981	Sasol Ltd. (ADR) †	1,116,641
32,558	Shoprite Holdings Ltd. #	471,143
10,991	Sibanye Gold Ltd. (ADR) †	96,831
11,230	Spar Group Ltd. #	145,775
93,000	Standard Bank Group Ltd. #	997,846
221,478	Steinhoff International Holdings NV #	1,060,062
21,819	Telkom SA SOC Ltd. #	122,161
11,037	Tiger Brands Ltd. #	329,472
21,667	Truworths International Ltd. #	139,928
27,663	Vodacom Group Ltd. #	313,313
65,508	Woolworths Holdings Ltd. † #	341,884
		19,935,878
United Kingdom: 15.2%
87,205	Anglo American Plc * #	1,329,799
1,492,012	Cenatamin Plc #	3,221,326
345,781	Old Mutual Plc #	868,517
26,070	Randgold Resources Ltd. (ADR)	2,275,390
858,500	Tullow Oil Plc * † #	2,527,354
		10,222,386
United States: 1.8%
110,733	Kosmos Energy Ltd. * †	737,482
4,754	Royal Caribbean Cruises Ltd.	466,415
		1,203,897
Total Common Stocks (Cost: $60,004,033)		65,750,381
REAL ESTATE INVESTMENT TRUSTS: 1.4%
South Africa: 1.4%
196,109	Growthpoint Properties Ltd. † #	378,239
18,055	Hyprop Investments Ltd.	165,217
296,662	Redefine Properties Ltd. #	243,345
20,345	Resilient REIT Ltd. #	177,047
Total Real Estate Investment Trusts (Cost: $953,493)		963,848
RIGHTS: 0.0% (Cost: $0)
South Africa: 0.0%
19,246	Life Healthcare Group Holdings Ltd. Rights (ZAR 24.50, expiring 04/13/17) *	6,459
Total Investments Before Collateral for Securities Loaned: 99.1% (Cost: $60,957,526)		66,720,688

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.6%
Repurchase Agreements: 8.6%
$1,376,124	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $1,376,217; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $1,403,647 including accrued interest)	1,376,124
1,376,124	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.78%, due 4/3/17, proceeds $1,376,213; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 9/1/23 to 11/1/46, valued at $1,403,648 including accrued interest)	1,376,124
289,592	Repurchase agreement dated 3/31/17 with J.P. Morgan Securities LLC, 0.80%, due 4/3/17, proceeds $289,611; (collateralized by various U.S. government and agency obligations, 0.88% to 2.13%, due 6/15/19 to 11/30/23, valued at $295,384 including accrued interest)	289,592
1,376,124	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $1,376,219; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $1,403,646 including accrued interest)	1,376,124
1,376,124	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $1,376,217; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $1,403,647 including accrued interest)	1,376,124
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,794,088)		5,794,088
Total Investments: 107.7% (Cost: $66,751,614)		72,514,776
Liabilities in excess of other assets: (7.7)%		(5,182,820)
NET ASSETS: 100.0%		$67,331,956

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,230,697.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,771,469 which represents 59.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	11.5%	$7,679,238
Consumer Staples	8.0	5,309,263
Energy	6.5	4,350,534
Financials	31.4	20,928,235
Health Care	1.6	1,060,843
Industrials	0.5	335,022
Information Technology	0.2	104,791
Materials	24.2	16,159,393
Real Estate	4.7	3,163,059
Telecommunication Services	11.4	7,630,310
	100.0%	$66,720,688

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$7,152,075	$955,044	$—	$8,107,119
Egypt	7,425,271	1,726,684	—	9,151,955
Kenya	2,650,083	—	—	2,650,083
Mauritius	1,246,855	—	—	1,246,855
Morocco	2,817,704	3,708,804	—	6,526,508
Nigeria	—	5,440,379	—	5,440,379
Singapore	—	1,265,321	—	1,265,321
South Africa	2,006,268	17,929,610	—	19,935,878
United Kingdom	2,275,390	7,946,996	—	10,222,386
United States	1,203,897	—	—	1,203,897
Real Estate Investment Trusts
South Africa	165,217	798,631	—	963,848
Rights
South Africa	6,459	—	—	6,459
Repurchase Agreements	—	5,794,088	—	5,794,088
Total	$26,949,219	$45,565,557	$—	$72,514,776

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $4,478,931 and transfers from Level 2 to Level 1 were $8,213,781. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
South Africa
Balance as of December 31, 2016	$0
Realized gain (loss)	(90,343)
Net change in unrealized appreciation (depreciation)	93,562
Purchases	—
Sales	(3,219)
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$—

See Notes to Schedules of Investments

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 81.7%
Automobiles & Components: 1.7%
128,600	Mahle-Metal Leve SA Industria e Comercio	$891,401
163,700	Tupy SA	771,282
		1,662,683
Banks: 0.1%
9,207	Banco ABC Brasil SA *	55,231
Capital Goods: 1.4%
265,925	Iochpe Maxion SA	1,416,013
Commercial & Professional Services: 1.6%
36,951	Atento SA (USD) *	338,102
181,700	Valid Solucoes SA	1,311,704
		1,649,806
Consumer Durables & Apparel: 11.5%
112,750	Arezzo Industria e Comercio SA	1,130,165
587,450	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,484,456
255,550	Even Construtora e Incorporadora SA	375,497
281,094	EZ Tec Empreendimentos e Participacoes SA	1,728,442
311,350	Grendene SA	2,254,617
786,200	MRV Engenharia e Participacoes SA	3,606,284
		11,579,461
Consumer Services: 4.3%
318,550	CVC Brasil Operadora e Agencia de Viagens SA	2,940,681
127,050	GAEC Educacao SA	543,816
125,500	Ser Educacional SA Reg S 144A	821,807
		4,306,304
Energy: 6.1%
489,189	Cosan Ltd. (Class A) (USD)	4,177,674
65,900	Modec, Inc. #	1,405,627
266,350	QGEP Participacoes SA	523,239
		6,106,540
Food, Beverage & Tobacco: 5.0%
202,939	Adecoagro SA (USD) *	2,325,681
518,750	Marfrig Alimentos SA *	946,164
288,350	Minerva SA *	898,964
145,300	SLC Agricola SA	827,077
		4,997,886
Health Care Equipment & Services: 11.6%
138,200	Alliar Medicos A Frente SA *	689,985
309,600	Fleury SA	4,183,249
692,050	Odontoprev SA	2,497,976
651,800	Qualicorp SA	4,299,390
		11,670,600
Insurance: 1.0%
181,600	FPC Par Corretora de Seguros SA	1,029,643
Materials: 4.0%
1,155,325	Duratex SA	3,395,193
84,350	Magnesita Refratarios SA *	679,521
		4,074,714
Media: 3.4%
169,600	Smiles SA	3,434,690
Real Estate: 3.9%
230,223	Aliansce Shopping Centers SA	1,132,510
249,000	BR Properties SA *	728,563
200,550	Iguatemi Empresa de Shopping Centers SA	2,101,207
		3,962,280
Retailing: 6.3%
366,000	B2W Cia Global Do Varejo *	1,443,845
258,450	Cia Hering SA	1,483,532
20,950	Magazine Luiza SA *	1,185,155
675,650	Via Varejo SA	2,238,066
		6,350,598
Software & Services: 7.6%
365,550	Linx SA	1,938,328
1,338,339	Sonda SA	2,308,261
381,750	Totvs SA	3,383,876
		7,630,465
Telecommunication Services: 0.9%
714,000	Oi SA *	944,215
Transportation: 3.6%
671,790	EcoRodovias Infraestrutura e Logistica SA	1,939,878
29,890	Gol Linhas Aereas Inteligentes SA (ADR) * †	792,085
114,950	Julio Simoes Logistica SA *	252,621
200,959	Prumo Logistica SA *	595,058
		3,579,642
Utilities: 7.7%
484,937	Alupar Investimento SA	3,172,398
207,496	Cia de Saneamento de Minas Gerais SA	2,929,574
258,850	Light SA	1,633,833
		7,735,805
Total Common Stocks (Cost: $60,691,548)		82,186,576
PREFERRED STOCKS: 16.0%
Banks: 1.2%
193,246	Banco ABC Brasil SA	1,156,167
Capital Goods: 1.1%
1,344,950	Marcopolo SA	1,125,589
Consumer Durables & Apparel: 1.9%
496,855	Alpargatas SA	1,952,123
Materials: 7.3%
633,700	Bradespar SA	4,431,001
1,826,000	Metalurgica Gerdau SA *	2,887,210
		7,318,211
Utilities: 4.5%
23,000	Cia de Gas de Sao Paulo	342,950
479,050	Cia Energetica de Sao Paulo	2,953,320
272,050	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,210,521
		4,506,791
Total Preferred Stocks (Cost: $9,022,140)		16,058,881
REAL ESTATE INVESTMENT TRUST: 1.8% (Cost: $1,846,917)
Real Estate: 1.8%
55,223	FII BTG Pactual Corporate Office Fund	1,856,584
RIGHTS: 0.1% (Cost: $0)
Retailing: 0.1%
117,559	B2W Cia Digital Rights (BRL 11.00, expiring 04/17/17) *	56,327
WARRANTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
7,369	Iochpe Maxion SA Warrants (BRL 12.70, expiring 02/10/17) *	11,816
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $71,560,605)		100,170,184

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.0% (Cost: $18,415)
Repurchase Agreement: 0.0%
$18,415	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $18,416; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $18,783 including accrued interest)	18,415
Total Investments: 99.6% (Cost: $71,579,020)		100,188,599
Other assets less liabilities: 0.4%		374,213
NET ASSETS: 100.0%		$100,562,812

ADR	American Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,391.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,405,627 which represents 1.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $821,807, or 0.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	29.3%	$29,342,186
Consumer Staples	5.0	4,997,886
Energy	6.1	6,106,540
Financials	4.1	4,097,625
Health Care	11.6	11,670,600
Industrials	7.8	7,782,866
Information Technology	7.6	7,630,465
Materials	11.4	11,392,925
Real Estate	4.0	3,962,280
Telecommunication Services	0.9	944,215
Utilities	12.2	12,242,596
	100.0%	$100,170,184

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,662,683	$—	$—	$1,662,683
Banks	55,231	—	—	55,231
Capital Goods	1,416,013	—	—	1,416,013
Commercial & Professional Services	1,649,806	—	—	1,649,806
Consumer Durables & Apparel	11,579,461	—	—	11,579,461
Consumer Services	4,306,304	—	—	4,306,304
Energy	4,700,913	1,405,627	—	6,106,540
Food, Beverage & Tobacco	4,997,886	—	—	4,997,886
Health Care Equipment & Services	11,670,600	—	—	11,670,600
Insurance	1,029,643	—	—	1,029,643
Materials	4,074,714	—	—	4,074,714
Media	3,434,690	—	—	3,434,690
Real Estate	3,962,280	—	—	3,962,280
Retailing	6,350,598	—	—	6,350,598
Software & Services	7,630,465	—	—	7,630,465
Telecommunication Services	944,215	—	—	944,215
Transportation	3,579,642	—	—	3,579,642
Utilities	7,735,805	—	—	7,735,805
Preferred Stocks*	16,058,881	—	—	16,058,881
Real Estate Investment Trust*	1,856,584	—	—	1,856,584
Rights*	56,327	—	—	56,327
Warrants*	11,816	—	—	11,816
Repurchase Agreement	—	18,415	—	18,415
Total	$98,764,557	$1,424,042	$—	$100,188,599

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2017, transfers of securities from Level 2 to Level 1 were $9,577,232. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 2.9%
35,181	Byd Co. Ltd. #	245,890
22,509	China Shipbuilding Industry Group Power Co. Ltd. * #	105,925
126,085	Chongqing Changan Automobile Co. Ltd. #	289,633
11,700	Chongqing Sokon Industry Group Co. Ltd. *	40,692
52,600	FAW Car Co. Ltd. #	90,016
90,600	Fuyao Glass Industry Group Co. Ltd. #	298,153
77,974	Great Wall Motor Co. Ltd. #	142,792
81,573	Huayu Automotive Systems Co. Ltd. #	216,169
225,963	SAIC Motor Corp. Ltd. #	834,720
74,160	Wanxiang Qianchao Co. Ltd. #	129,344
58,900	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	192,517
		2,585,851
Banks: 17.6%
2,471,400	Agricultural Bank of China Ltd #	1,201,229
786,446	Bank of Beijing Co. Ltd. #	1,099,931
1,362,600	Bank of China Ltd. #	733,598
1,776,316	Bank of Communications Co. Ltd. #	1,610,777
235,037	Bank of Nanjing Co. Ltd. #	411,238
126,104	Bank of Ningbo Co. Ltd. #	338,066
198,100	China CITIC Bank Corp. Ltd. #	193,437
434,200	China Construction Bank Corp. #	375,312
1,029,500	China Everbright Bank Co. Ltd. #	615,739
666,860	China Merchants Bank Co. Ltd. #	1,860,566
1,528,455	China Minsheng Banking Corp. Ltd. #	1,886,725
345,380	Huaxia Bank Co. Ltd. #	567,553
1,394,404	Industrial & Commercial Bank of China Ltd. #	982,229
862,191	Industrial Bank Co. Ltd. #	2,033,966
555,009	Ping An Bank Co. Ltd. #	740,545
559,034	Shanghai Pudong Development Bank Co. Ltd. #	1,302,756
		15,953,667
Capital Goods: 12.3%
29,600	AVIC Aero-Engine Controls Co. Ltd. #	105,894
89,500	AVIC Aircraft Co. Ltd. #	320,970
50,400	AVIC Aviation Engine Corp. Plc #	247,043
15,200	AVIC Helicopter Co. Ltd. #	110,609
34,099	China Avionics Systems Co. Ltd. #	95,786
138,975	China Baoan Group Co. Ltd. #	185,575
98,724	China Communications Construction Co. Ltd. #	257,488
44,500	China CSSC Holdings Ltd. #	183,426
178,600	China Gezhouba Group Co. Ltd. #	306,005
48,932	China International Marine Containers Group Co. Ltd. #	114,683
33,900	China Nuclear Engineering Corp. Ltd. *	84,554
297,500	China Railway Construction Corp. Ltd. #	562,598
481,908	China Railway Group Ltd. #	617,982
593,500	China Shipbuilding Industry Co. Ltd. * #	642,832
38,200	China Spacesat Co. Ltd. #	178,779
969,791	China State Construction Engineering Corp. Ltd. #	1,298,695
84,200	CITIC Heavy Industries Co. Ltd. #	71,078
627,245	CRRC Corp. Ltd. #	934,957
21,200	CSSC Offshore and Marine Engineering Group Co. Ltd. #	103,198
78,200	Dongfang Electric Corp. Ltd. #	114,201
28,300	Guoxuan High-Tech Co. Ltd. #	136,096
55,100	Han’s Laser Technology Co. Ltd. #	210,702
54,775	Luxshare Precision Industry Co. Ltd. #	201,643
345,200	Metallurgical Corp of China Ltd. #	255,282
94,211	NARI Technology Co. Ltd. # §	239,136
266,800	Power Construction Corp. of China Ltd. #	298,273
246,000	Sany Heavy Industry Co. Ltd. #	257,862
230,545	Shanghai Construction Group Co. Ltd. #	163,769
151,200	Shanghai Electric Group Co. Ltd. * # §	193,666
122,000	Shanghai Tunnel Engineering Co. Ltd. #	185,564
24,219	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. #	69,204
62,249	Shenzhen Inovance Technology Co. Ltd. #	198,881
70,600	Siasun Robot & Automation Co. Ltd. #	222,146
102,561	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	165,468
209,662	TBEA Co. Ltd. #	341,447
107,000	Tian Di Science & Technology Co. Ltd. #	88,177
156,600	Weichai Power Co. Ltd. #	256,524
274,500	XCMG Construction Machinery Co. Ltd. * #	162,617
109,951	Xiamen C & D, Inc. #	175,509
101,200	Xinjiang Goldwind Science & Technology Co. Ltd. #	236,539
25,600	Zhejiang Chint Electrics Co. Ltd. #	74,860
85,853	Zhengzhou Yutong Bus Co. Ltd. #	268,407
284,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	197,592
		11,135,717
Commercial & Professional Services: 1.2%
69,200	Beijing Orient Landscape Co. Ltd. #	160,872
121,141	Beijing Originwater Technology Co. Ltd. #	285,942
90,428	BlueFocus Communication Group Co. Ltd. #	120,170
95,000	Eternal Asia Supply Chain Management Ltd. #	140,790
99,700	Jihua Group Corp. Ltd. #	122,665
9,453	Shanghai Environment Group Co. Ltd. *	40,291
12,346	Shanghai Environment Group Co. Ltd. *	52,622
33,180	Sound Environmental Co. Ltd. #	165,632
		1,088,984
Consumer Durables & Apparel: 4.3%
311,128	Gree Electric Appliances, Inc. #	1,434,652
33,800	Guangdong Alpha Animation and Culture Co. Ltd. #	98,790
50,740	Hisense Electric Co. Ltd. #	133,625
41,500	Leo Group Co. Ltd. #	87,798
290,795	Midea Group Co. Ltd. #	1,409,454
197,100	Qingdao Haier Co. Ltd. #	349,481
238,800	Sichuan Changhong Electric Co. Ltd. * #	147,045
478,500	TCL Corp. #	245,779
		3,906,624
Consumer Services: 0.7%
31,600	China International Travel Service Corp. Ltd. #	260,708
10,400	Shanghai Jinjiang International Hotels Development Co. Ltd. #	43,709
212,220	Shenzhen Overseas Chinese Town Co. Ltd. #	225,472
37,600	Songcheng Performance Development Co. Ltd. #	106,846
		636,735
Diversified Financials: 8.8%
117,480	Anxin Trust Co. Ltd. #	193,909
290,186	AVIC Capital Co. Ltd. #	259,755
121,100	Bohai Financial Investment Holding Co. Ltd. * #	125,720
147,900	China Merchants Securities Co. Ltd. #	350,311
508,800	CITIC Securities Co. Ltd. #	1,193,069
71,300	Dongxing Securities Co. Ltd. #	190,884
126,271	Everbright Securities Co. Ltd. #	281,567
15,600	First Capital Securities Co. Ltd. #	64,365
266,150	Founder Securities Co. Ltd. #	314,255
295,750	Guotai Junan Securities Co. Ltd. #	785,621
159,030	Guoyuan Securities Co. Ltd. #	337,546
523,135	Haitong Securities Co. Ltd. #	1,111,865
211,204	Huatai Securities Co. Ltd. #	516,909
303,018	Industrial Securities Co. Ltd. #	337,856
201,300	Orient Securities Co. Ltd. #	430,080
440,635	Pacific Securities Co. Ltd. #	296,944
71,600	SDIC Essence Holdings Co. Ltd. #	156,816
389,038	Shenwan Hongyuan Group Co. Ltd. #	351,083
136,900	Sinolink Securities Co. Ltd. #	273,010
135,800	SooChow Securities Co. Ltd. #	244,167
182,428	Southwest Securities Co. Ltd. #	164,882
		7,980,614
Energy: 2.5%
137,076	China Merchants Energy Shipping Co. Ltd. #	108,331
679,600	China Petroleum & Chemical Corp. #	567,740
127,910	China Shenhua Energy Co. Ltd. #	360,358
202,500	Guanghui Energy Co. Ltd. * #	138,250
142,880	Offshore Oil Engineering Co. Ltd. #	158,694
314,000	PetroChina Co. Ltd. #	359,653
118,607	Shaanxi Coal Industry Co. Ltd. * #	106,700
101,900	Shanxi Xishan Coal & Electricity Power Co. Ltd. #	143,142
116,800	Sinopec Oilfield Service Corp. * #	62,221
321,310	Wintime Energy Co. Ltd. #	185,202
24,900	Yanzhou Coal Mining Co. Ltd. #	41,311
		2,231,602
Financials: 1.9%
214,500	Changjiang Securities Co. Ltd. #	305,740
191,356	GF Securities Co. Ltd. #	476,148
76,200	Guoyuan Securities Co. Ltd. #	227,659
90,748	Northeast Securities Co. Ltd. #	157,597
192,622	Sealand Securities Co. Ltd. #	179,221
73,200	Shanxi Securities Co. Ltd. #	117,639
90,408	Western Securities Co. Ltd. # §	239,070
		1,703,074
Food & Staples Retailing: 0.4%
51,900	Shanghai Bailian Group Co. Ltd. * #	122,085
43,900	Shenzhen Agricultural Products Co. Ltd. #	70,339
247,456	Yonghui Superstores Co. Ltd. #	198,111
		390,535
Food, Beverage & Tobacco: 6.0%
132,575	Beijing Dabeinong Technology Group Co. Ltd. #	126,009
66,300	COFCO Tunhe Co. Ltd. #	108,635
28,700	Fujian Sunner Development Co. Ltd. * # §	81,388
63,967	Henan Shuanghui Investment & Development Co. Ltd. #	209,956
392,100	Inner Mongolia Yili Industrial Group Co. Ltd. #	1,079,410
38,999	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	495,989
32,526	Kweichow Moutai Co. Ltd. #	1,829,380
45,293	Luzhou Laojiao Co. Ltd. #	278,140
120,600	MeiHua Holdings Group Co. Ltd. #	128,453
26,700	Muyuan Foodstuff Co. Ltd. #	105,731
134,700	New Hope Liuhe Co. Ltd. #	157,816
11,600	Shanghai Bairun Investment Holding Group Co. Ltd. * #	35,698
122,700	Wuliangye Yibin Co. Ltd. #	768,175
		5,404,780
Health Care Equipment & Services: 0.9%
26,041	Aier Eye Hospital Group Co. Ltd. #	114,552
15,678	Huadong Medicine Co. Ltd. #	211,401
46,465	Searainbow Holding Corp. * #	231,219
74,573	Shanghai Pharmaceuticals Holding Co. Ltd. #	253,004
		810,176
Household & Personal Products: 0.1%
47,100	By-health Co. Ltd. #	75,609
Insurance: 5.9%
107,711	China Life Insurance Co. Ltd. #	396,623
203,217	China Pacific Insurance Group Co. Ltd. #	811,245
53,976	New China Life Insurance Co. Ltd. #	331,466
698,300	Ping An Insurance Group Co. of China Ltd. #	3,761,491
		5,300,825
Materials: 6.5%
425,100	Aluminum Corporation of China Ltd. * #	287,772
129,300	Anhui Conch Cement Co. Ltd. #	390,448
569,228	Baoshan Iron & Steel Co. Ltd. #	539,760
159,536	Beijing Kangde Xin Composite Material Co. Ltd. #	443,984
38,300	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	348,762
76,200	China Hainan Rubber Industry Group Co. Ltd. * #	76,581
251,200	China Molybdenum Co. Ltd. #	172,236
140,970	China Northern Rare Earth Group High-Tech Co. Ltd. #	248,538
274,600	Hebei Iron & Steel Co. Ltd. #	144,270
82,600	Hubei Biocause Pharmaceutical Co. Ltd. #	90,903
163,616	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	115,707
631,500	Inner Mongolian Baotou Steel Union Co. Ltd. * #	278,446
53,700	Jiangxi Copper Co. Ltd. #	134,896
62,600	Jinduicheng Molybdenum Co. Ltd. * #	70,807
101,500	Kingenta Ecological Engineering Group Co. Ltd. #	106,673
19,200	Luxin Venture Capital Group Co. Ltd. #	63,665
48,016	Qinghai Salt Lake Industry Co. Ltd. #	128,523
48,000	Shandong Gold Mining Co. Ltd. #	250,450
100,100	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	162,371
141,705	Sinopec Shanghai Petrochemical Co. Ltd. #	132,000
38,600	Tianqi Lithium Industries, Inc. #	242,791
407,100	Tongling Nonferrous Metals Group Co. Ltd. * #	187,861
73,475	Wanhua Chemical Group Co. Ltd. #	289,900
27,900	Xiamen Tungsten Co. Ltd. #	87,468
141,360	Xinxing Ductile Iron Pipes Co. Ltd. #	111,943
147,200	Zhejiang Longsheng Group Co. Ltd. #	201,354
111,546	Zhongjin Gold Corp. Ltd. * #	190,615
715,200	Zijin Mining Group Co. Ltd. #	352,149
		5,850,873
Media: 2.2%
56,920	Beijing Enlight Media Co. Ltd. #	77,692
45,000	Beijing Gehua CATV Network Co. Ltd. #	99,183
35,600	Chinese Universe Publishing and Media Co. Ltd. #	115,649
177,350	CITIC Guoan Information Industry Co. Ltd. #	263,797
130,400	Huawen Media Investment Group Corp. #	206,036
108,054	Huayi Brothers Media Corp. #	154,180
73,300	Hunan TV & Broadcast Intermediary Co. Ltd. #	142,107
100,480	Jiangsu Broadcasting Cable Information Network Corp. Ltd. * #	152,564
49,400	Jiangsu Phoenix Publishing and Media Corp. Ltd. #	72,179
84,913	Shanghai Oriental Pearl Media Co. Ltd. #	278,593
30,400	Wanda Cinema Line Co. Ltd. #	250,022
37,030	Wasu Media Holding Co. Ltd. #	91,370
45,140	Zhejiang Huace Film & TV Co. Ltd. #	72,705
		1,976,077
Pharmaceuticals, Biotechnology: 4.3%
29,800	Aurora Optoelectronics Co. Ltd. * #	122,593
35,500	Beijing Tongrentang Co. Ltd. #	163,312
179,700	Guangxi Wuzhou Zhongheng Group Co. Ltd. * #	117,438
36,361	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	150,667
27,400	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	70,511
36,060	Hualan Biological Engineering, Inc. #	187,902
91,056	Jiangsu Hengrui Medicine Co. Ltd. #	719,970
46,300	Jilin Aodong Medicine Industry Groups Co. Ltd. #	205,333
191,858	Kangmei Pharmaceutical Co. Ltd. #	526,659
33,800	Shandong Dong-E E-Jiao Co. Ltd. #	322,747
65,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	266,973
64,160	Shanghai RAAS Blood Products Co. Ltd.	191,960
41,936	Tasly Pharmaceutical Group Co. Ltd. #	243,820
64,351	Tonghua Dongbao Pharmaceutical Co. Ltd. #	190,126
33,960	Yunnan Baiyao Group Co. Ltd. #	420,722
		3,900,733
Real Estate: 5.4%
66,700	Beijing Capital Development Co. Ltd. #	117,004
57,274	China Fortune Land Development Co. Ltd. #	227,202
153,259	China Merchants Shekou Industrial Zone Co. Ltd. #	392,631
440,100	China Vanke Co. Ltd. #	1,319,510
77,300	Financial Street Holdings Co. Ltd. #	124,717
58,400	Future Land Holdings Co. Ltd. #	130,718
145,501	Gemdale Corp. #	235,188
157,300	Greenland Holdings Corp. Ltd. #	182,565
460,004	Poly Real Estate Group Co. Ltd. #	638,228
84,300	RiseSun Real Estate Development Co. Ltd. #	107,001
47,840	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	160,119
78,489	Shanghai SMI Holding Co. Ltd. * #	209,460
50,101	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	125,808
78,500	Suning Universal Co. Ltd. #	80,212
104,700	Sunshine City Group Co. Ltd. #	83,548
222,400	Xinhu Zhongbao Co. Ltd. #	158,316
99,253	Youngor Group Co. Ltd. #	201,239
176,000	Zhejiang China Commodities City Group Co. Ltd. #	202,938
183,700	Zhongtian Urban Development Group Co. Ltd. #	177,290
		4,873,694
Retailing: 1.1%
106,700	China Grand Automotive Services Co. Ltd. * #	142,868
79,100	Liaoning Cheng Da Co. Ltd. * #	203,423
302,100	Pang Da Automobile Trade Co. Ltd. * #	126,656
240,800	Suning Commerce Group Co. Ltd. #	378,607
74,240	Wuchan Zhongda Group Co. Ltd. #	114,992
		966,546
Semiconductor: 0.4%
131,823	Sanan Optoelectronics Co. Ltd. #	306,754
71,880	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. # §	93,222
		399,976
Software & Services: 3.6%
71,600	Aisino Co. Ltd. #	218,881
59,120	Anhui USTC iFlytek Co. Ltd. #	302,024
66,300	Beijing Jetsen Technology Co. Ltd. #	94,030
20,706	Beijing Shiji Information Technology Co. Ltd. #	65,080
88,700	Beijing Ultrapower Software Co. Ltd. #	122,262
60,900	DHC Software Co. Ltd. #	188,607
17,800	Digital China Information Service Co. Ltd. #	51,222
138,040	East Money Information Co. Ltd. #	301,125
13,900	Hithink RoyalFlush Information Network Co. Ltd. #	128,159
17,000	Hundsun Technologies, Inc. #	104,531
15,000	Hundsun Technologies, Inc. #	92,233
77,600	Leshi Internet Information and Technology Corp. #	383,123
64,342	Neusoft Corp. #	180,747
125,423	Ourpalm Co. Ltd. # §	161,344
35,700	People.cn Co. Ltd. #	86,396
62,500	Shanghai 2345 Network Holding Group Co. Ltd. #	105,348
17,700	Shenzhen Infogem Technologies Co. Ltd. #	47,872
32,400	Shenzhen Kingdom Sci-Tech Co. Ltd. #	99,301
30,669	Wangsu Science & Technology Co. Ltd. #	180,713
46,800	Wonders Information Co. Ltd. #	117,090
47,364	Yonyou Network Technology Co. Ltd. #	122,636
22,300	Youzu Interactive Co. Ltd. #	90,452
		3,243,176
Technology Hardware & Equipment: 4.7%
94,500	Beijing Xinwei Telecom Technology Group Co. Ltd. # §	207,166
1,536,400	BOE Technology Group Co. Ltd. #	769,150
50,300	China Security & Fire Co. Ltd. # §	127,582
121,300	Dongxu Optoelectronic Technology Co. Ltd. #	200,253
33,822	Fiberhome Telecommunication Technologies Co. Ltd. #	121,424
39,500	Focus Media Information Technology Co. Ltd. #	69,971
59,200	GoerTek, Inc. #	293,359
52,300	GRG Banking Equipment Co. Ltd. #	97,894
111,000	Guangzhou Haige Communications Group, Inc. Co. #	189,746
118,376	Hangzhou Hikvision Digital Technology Co. Ltd. #	549,655
38,800	Inspur Electronic Information Industry Co. Ltd. #	107,319
63,000	Jiangsu Protruly Vision Technology Group Co. Ltd. * #	118,265
49,160	Shenzhen O-film Tech Co. Ltd. #	270,983
110,600	Suzhou Victory Precision Manufacture Co. Ltd. # §	123,606
23,500	Tongfang Guoxin Electronics Co. Ltd. # §	108,756
115,000	Tsinghua Tongfang Co. Ltd. #	228,507
9,400	Tsinghua Unisplendour Co. Ltd. # §	74,474
93,695	Zhejiang Dahua Technology Co. Ltd. #	217,757
153,820	ZTE Corp. #	379,782
		4,255,649
Telecommunication Services: 0.9%
548,178	China United Network Communications Ltd. #	596,147
73,128	Dr Peng Telecom & Media Group Co. Ltd. #	209,981
		806,128
Transportation: 2.9%
128,300	Air China Ltd. #	154,836
246,800	China COSCO Holdings Co. Ltd. * #	212,309
190,200	China Eastern Airlines Corp. Ltd. #	190,239
53,500	China High-Speed Railway Technology Co. Ltd. * #	68,064
205,100	China Shipping Container Lines Co. Ltd. * #	123,324
227,000	China Southern Airlines Co. Ltd. #	266,377
384,491	Daqin Railway Co. Ltd. #	423,581
219,200	Guangshen Railway Co. Ltd. #	165,863
425,100	Hainan Airlines Co. Ltd. * #	213,465
16,600	Juneyao Airlines Co. Ltd. #	56,146
255,467	Ningbo Port Co. Ltd. #	204,140
62,300	Shanghai International Airport Co. Ltd. #	271,804
209,700	Shanghai International Port Group Co. Ltd. #	180,061
15,500	Spring Airlines Co. Ltd. #	78,378
		2,608,587
Utilities: 2.8%
155,800	Beijing Capital Co. Ltd. #	96,585
301,899	China National Nuclear Power Co. Ltd. #	318,998
426,700	China Yangtze Power Co. Ltd. #	824,008
762,200	GD Power Development Co. Ltd. #	361,643
29,000	Guangdong Golden Dragon Development, Inc. #	99,130
263,200	SDIC Power Holdings Co. Ltd. #	288,435
55,306	Shanghai Electric Power Co. Ltd.	99,153
76,900	Shenzhen Energy Group Co. Ltd. #	79,673
142,300	Sichuan Chuantou Energy Co. Ltd. #	187,434
263,810	Zhejiang Zheneng Electric Power Co. Ltd. #	218,845
		2,573,904
Total Common Stocks (Cost: $86,042,097)		90,660,136

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 0.50%, 06/12/21 §	16,165
Total Investments: 100.3% (Cost: $86,059,328)		90,676,301
Liabilities in excess of other assets: (0.3)%		(268,242)
NET ASSETS: 100.0%		$90,408,059

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $90,006,910 which represents 99.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,665,575 which represents 1.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	11.1%	$10,071,833
Consumer Staples	6.5	5,870,924
Energy	2.5	2,231,602
Financials	34.1	30,938,180
Health Care	5.2	4,710,909
Industrials	16.4	14,833,288
Information Technology	8.7	7,914,966
Materials	6.4	5,850,873
Real Estate	5.4	4,873,694
Telecommunication Services	0.9	806,128
Utilities	2.8	2,573,904
	100.0%	$90,676,301

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$40,692	$2,545,159	$—	$2,585,851
Banks	—	15,953,667	—	15,953,667
Capital Goods	84,554	11,051,163	—	11,135,717
Commercial & Professional Services	92,913	996,071	—	1,088,984
Consumer Durables & Apparel	—	3,906,624	—	3,906,624
Consumer Services	—	636,735	—	636,735
Diversified Financials	—	7,980,614	—	7,980,614
Energy	—	2,231,602	—	2,231,602
Financials	—	1,703,074	—	1,703,074
Food & Staples Retailing	—	390,535	—	390,535
Food, Beverage & Tobacco	—	5,404,780	—	5,404,780
Health Care Equipment & Services	—	810,176	—	810,176
Household & Personal Products	—	75,609	—	75,609
Insurance	—	5,300,825	—	5,300,825
Materials	—	5,850,873	—	5,850,873
Media	—	1,976,077	—	1,976,077
Pharmaceuticals, Biotechnology	191,960	3,708,773	—	3,900,733
Real Estate	160,119	4,713,575	—	4,873,694
Retailing	—	966,546	—	966,546
Semiconductor	—	399,976	—	399,976
Software & Services	—	3,243,176	—	3,243,176
Technology Hardware & Equipment	—	4,255,649	—	4,255,649
Telecommunication Services	—	806,128	—	806,128
Transportation	—	2,608,587	—	2,608,587
Utilities	99,153	2,474,751	—	2,573,904
Foreign Debt Obligation
Software & Services	—	16,165	—	16,165
Total	$669,391	$90,006,910	$—	$90,676,301

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $124,288 and transfers from Level 2 to Level 1 were $212,439. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.6%
Automobiles & Components: 1.5%
53,122	Byd Co. Ltd. #	$371,285
Banks: 1.9%
169,840	Bank of Ningbo Co. Ltd. #	455,315
Capital Goods: 11.2%
61,900	Beijing SPC Environmental Protection Tech Co. Ltd. #	174,479
22,800	Eve Energy Co. Ltd. #	118,653
44,900	Guoxuan High-Tech Co. Ltd. #	215,926
82,800	Han’s Laser Technology Co. Ltd. #	316,626
98,000	Jiangxi Special Electric Motor Co. Ltd. * #	160,525
86,406	Luxshare Precision Industry Co. Ltd. #	318,086
100,090	Shenzhen Inovance Technology Co. Ltd. #	319,781
119,122	Siasun Robot & Automation Co. Ltd. #	374,822
130,949	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	211,268
158,946	Xinjiang Goldwind Science & Technology Co. Ltd. #	371,512
57,700	Zhejiang Wanma Co. Ltd. #	110,542
		2,692,220
Commercial & Professional Services: 4.1%
109,500	Beijing Orient Landscape Co. Ltd. #	254,558
150,963	Beijing Originwater Technology Co. Ltd. #	356,335
131,997	BlueFocus Communication Group Co. Ltd. #	175,412
141,600	Eternal Asia Supply Chain Management Ltd. #	209,852
		996,157
Consumer Durables & Apparel: 2.1%
49,500	Guangdong Alpha Animation and Culture Co. Ltd. #	144,677
80,751	NavInfo Co. Ltd. #	236,168
99,900	Yotrio Group Co. Ltd. #	114,469
		495,314
Consumer Services: 0.7%
60,121	Songcheng Performance Development Co. Ltd. #	170,842
Diversified Financials: 4.4%
23,300	First Capital Securities Co. Ltd. #	96,135
175,281	Guoyuan Securities Co. Ltd. #	372,039
123,700	Shanxi Securities Co. Ltd. #	198,797
148,500	Western Securities Co. Ltd. # §	392,685
		1,059,656
Energy: 1.2%
41,300	Cangzhou Mingzhu Plastic Co. Ltd. #	143,335
49,118	Yantai Jereh Oilfield Services Group Co. Ltd. #	148,256
		291,591
Food, Beverage & Tobacco: 9.4%
207,475	Beijing Dabeinong Technology Group Co. Ltd. #	197,200
292,240	Guangdong Wens Foodstuffs Group Co. Ltd. #	1,397,637
52,938	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	673,265
		2,268,102
Health Care Equipment & Services: 3.1%
30,480	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	142,326
84,196	Lepu Medical Technology Beijing Co. Ltd. #	212,358
55,410	Shanghai Kingstar Winning Software Co. Ltd. #	144,219
30,120	Zhejiang Dian Diagnostics Co. Ltd. #	135,999
50,350	Zhuhai Hokai Medical Instruments Co. Ltd. #	105,607
		740,509
Household & Personal Products: 0.5%
72,100	By-health Co. Ltd. #	115,741
Materials: 12.2%
230,095	Beijing Kangde Xin Composite Material Co. Ltd. #	640,348
55,333	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	503,865
53,600	Do-Fluoride Chemicals Co. Ltd. #	229,040
213,520	GEM Co. Ltd. #	255,323
15,200	Guangzhou Tinci Materials Technology Co. Ltd. #	110,989
120,000	Huapont-Nutrichem Co. Ltd. #	144,963
48,800	Jiangxi Ganfeng Lithium Co. Ltd. #	293,689
142,400	Kingenta Ecological Engineering Group Co. Ltd. #	149,658
128,544	Org Packaging Co. Ltd. #	153,608
61,500	Tianqi Lithium Industries, Inc. #	386,830
29,000	Zhejiang Transfar Co. Ltd. #	71,711
		2,940,024
Media: 4.7%
20,400	Baofeng Group Co. Ltd. * #	108,272
91,810	Beijing Enlight Media Co. Ltd. #	125,315
124,635	Guangdong Advertising Co. Ltd. # §	219,816
155,791	Huayi Brothers Media Corp. #	222,294
43,200	Wanda Cinema Line Co. Ltd. #	355,294
67,046	Zhejiang Huace Film & TV Co. Ltd. #	107,988
		1,138,979
Pharmaceuticals, Biotechnology: 5.7%
40,798	Beijing SL Pharmaceutical Co. Ltd. #	153,198
49,480	Da An Gene Co. Ltd. Sun Yat-Sen University #	153,509
42,700	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	109,884
53,160	Hualan Biological Engineering, Inc. #	277,007
85,963	Shanghai RAAS Blood Products Co. Ltd.	257,192
32,440	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	134,783
66,698	Sichuan Kelun Pharmaceutical Co. Ltd. #	154,368
48,900	Zhejiang NHU Co. Ltd. #	141,171
		1,381,112
Real Estate: 0.6%
116,300	RiseSun Real Estate Development Co. Ltd. #	147,618
Retailing: 2.4%
368,237	Suning Commerce Group Co. Ltd. #	578,975
Semiconductor: 2.1%
184,100	Jiangsu Akcome Science & Technology Co. Ltd. #	74,285
57,256	Nationz Technologies, Inc. #	119,691
235,220	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. # §	305,061
		499,037
Software & Services: 16.5%
91,700	Anhui USTC iFlytek Co. Ltd. #	468,464
43,900	Beijing Kunlun Tech Co. Ltd. #	134,656
32,390	Beijing Shiji Information Technology Co. Ltd. #	101,803
37,400	Beijing Sinnet Technology Co. Ltd. #	130,931
102,081	Beijing Ultrapower Software Co. Ltd. #	140,706
90,979	DHC Software Co. Ltd. #	281,761
207,452	East Money Information Co. Ltd. #	452,543
61,379	Glodon Software Co. Ltd. #	133,180
63,400	Hand Enterprise Solutions Co. Ltd. #	101,711
35,600	Hangzhou Shunwang Technology Co. Ltd. #	133,066
19,000	Hithink RoyalFlush Information Network Co. Ltd. #	175,182
111,348	Leshi Internet Information and Technology Corp. #	549,742
206,040	Ourpalm Co. Ltd. # §	265,049
90,100	Shanghai Network Holding Group Co. Ltd. #	151,869
27,670	Shenzhen Infogem Technologies Co. Ltd. #	74,837
17,600	Sinodata Co. Ltd. #	86,316
51,500	Venustech Group, Inc. #	148,587
47,989	Wangsu Science & Technology Co. Ltd. #	282,769
69,800	Wonders Information Co. Ltd. #	174,634
		3,987,806
Technology Hardware & Equipment: 15.7%
104,100	Chaozhou Three-Circle Group Co. Ltd. #	300,102
28,900	China Aviation Optical-Electrical Technology Co. Ltd. #	159,399
88,600	Focus Media Information Technology Co. Ltd. #	156,947
84,108	GoerTek, Inc. #	416,788
68,593	GRG Banking Equipment Co. Ltd. #	128,391
153,800	Guangzhou Haige Communications Group, Inc. Co. #	262,909
189,500	Hangzhou Hikvision Digital Technology Co. Ltd. #	879,904
21,900	Lens Technology Co. Ltd. #	97,962
73,825	Shenzhen O-film Tech Co. Ltd. #	406,944
122,798	Sumavision Technologies Co. Ltd. #	120,631
178,600	Suzhou Victory Precision Manufacture Co. Ltd. # §	199,602
36,700	Tongfang Guoxin Electronics Co. Ltd. # §	169,844
50,800	Zhejiang Crystal-Optech Co. Ltd. #	167,943
142,305	Zhejiang Dahua Technology Co. Ltd. #	330,732
		3,798,098
Utilities: 0.6%
58,200	Beijing Water Business Doctor Co. Ltd. #	135,549
Total Common Stocks (Cost: $21,452,764)		24,263,930
Liabilities in excess of other assets: (0.6)%		(141,500)
NET ASSETS: 100.0%		$24,122,430

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,006,738 which represents 99.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,522,057 which represents 6.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	11.4%	$2,755,395
Consumer Staples	9.8	2,383,843
Energy	1.2	291,591
Financials	6.2	1,514,971
Health Care	8.7	2,121,621
Industrials	15.2	3,688,377
Information Technology	34.2	8,284,941
Materials	12.1	2,940,024
Real Estate	0.6	147,618
Utilities	0.6	135,549
	100.0%	$24,263,930

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$371,285	$—	$371,285
Banks	—	455,315	—	455,315
Capital Goods	—	2,692,220	—	2,692,220
Commercial & Professional Services	—	996,157	—	996,157
Consumer Durables & Apparel	—	495,314	—	495,314
Consumer Services	—	170,842	—	170,842
Diversified Financials	—	1,059,656	—	1,059,656
Energy	—	291,591	—	291,591
Food, Beverage & Tobacco	—	2,268,102	—	2,268,102
Health Care Equipment & Services	—	740,509	—	740,509
Household & Personal Products	—	115,741	—	115,741
Materials	—	2,940,024	—	2,940,024
Media	—	1,138,979	—	1,138,979
Pharmaceuticals, Biotechnology	257,192	1,123,920	—	1,381,112
Real Estate	—	147,618	—	147,618
Retailing	—	578,975	—	578,975
Semiconductor	—	499,037	—	499,037
Software & Services	—	3,987,806	—	3,987,806
Technology Hardware & Equipment	—	3,798,098	—	3,798,098
Utilities	—	135,549	—	135,549
Total	$257,192	$24,006,738	$—	$24,263,930

During the period ended March 31, 2017, transfers of securities from Level 2 to Level 1 were $284,631. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to

Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.1%
Banks: 8.9%
1,125,522	Commercial International Bank Egypt SAE (GDR) Reg S	$4,929,786
Capital Goods: 4.9%
572,191	El Sewedy Electric Co.	2,721,791
Consumer Durables & Apparel: 3.4%
1,792,012	Oriental Weavers #	1,911,616
Diversified Financials: 17.0%
8,931,516	Citadel Capital Corp. * #	545,539
2,411,020	Egyptian Financial Group-Hermes Holding SAE *	3,483,623
5,586,794	Egyptian Kuwaiti Holding Co. (USD) #	3,742,359
2,889,762	Pioneers Holding *	1,615,385
		9,386,906
Energy: 2.0%
689,978	Transglobe Energy Corp. (CAD) * †	1,091,631
Food, Beverage & Tobacco: 10.7%
1,465,661	Arabian Food Industries Co. DOMTY * #	733,563
464,414	Edita Food Industries SAE (GDR) Reg S	3,246,254
4,271,907	Juhayna Food Industries	1,933,600
		5,913,417
Health Care Equipment & Services: 4.0%
700,016	Integrated Diagnostics Holdings Plc (USD) Reg S 144A	2,205,050
Materials: 11.7%
1,391,913	Cenatamin Plc (GBP) #	3,005,208
1,760,921	Ezz Steel *	1,961,890
1,361,374	Sidi Kerir Petrochemcials Co. #	1,481,170
		6,448,268
Real Estate: 22.5%
13,934,628	Amer Group Holding #	239,621
6,291,960	Emaar Misr for Development SAE *	888,892
1,154,000	Heliopolis Housing	1,880,924
1,784,950	Medinet Nasr Housing *	2,282,363
11,755,424	Palm Hills Developments SAE	2,110,115
2,040,127	Six of October Development & Investment Co. * #	1,504,354
6,925,367	Talaat Moustafa Group	3,522,153
		12,428,422
Telecommunication Services: 14.0%
12,744,880	Orascom Telecom Holding SAE * #	4,794,334
23,318,677	Orascom Telecom Media and Technology Holding SAE * #	955,894
3,161,854	Telecom Egypt	2,007,471
		7,757,699
Total Common Stocks (Cost: $52,859,083)		54,794,586
MONEY MARKET FUND: 0.7% (Cost: $370,737)
370,737	Dreyfus Government Cash Management Fund	370,737
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $53,229,820)		55,165,323

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9% (Cost: $485,429)
Repurchase Agreement: 0.9%
$485,429	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $485,462; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $495,138 including accrued interest)	485,429
Total Investments: 100.7% (Cost: $53,715,249)		55,650,752
Liabilities in excess of other assets: (0.7)%		(382,003)
NET ASSETS: 100.0%		$55,268,749

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $170,221.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,913,658 which represents 34.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,205,050, or 4.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.5%	$1,911,616
Consumer Staples	10.7	5,913,417
Energy	2.0	1,091,631
Financials	25.9	14,316,692
Health Care	4.0	2,205,050
Industrials	4.9	2,721,791
Materials	11.7	6,448,268
Real Estate	22.5	12,428,422
Telecommunication Services	14.1	7,757,699
Money Market Fund	0.7	370,737
	100.0%	$55,165,323

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$4,929,786	$—	$—	$4,929,786
Capital Goods	2,721,791	—	—	2,721,791
Consumer Durables & Apparel	—	1,911,616	—	1,911,616
Diversified Financials	5,099,008	4,287,898	—	9,386,906
Energy	1,091,631	—	—	1,091,631
Food, Beverage & Tobacco	5,179,854	733,563	—	5,913,417
Health Care Equipment & Services	2,205,050	—	—	2,205,050
Materials	1,961,890	4,486,378	—	6,448,268
Real Estate	10,684,447	1,743,975	—	12,428,422
Telecommunication Services	2,007,471	5,750,228	—	7,757,699
Money Market Fund	370,737	—	—	370,737
Repurchase Agreement	—	485,429	—	485,429
Total	$36,251,665	$19,399,087	$—	$55,650,752

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $436,062 and transfers from Level 2 to Level 1 were $12,442,102. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2017 (unaudited)

ve

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 2.3%
1,100,144	Amtek Auto Ltd. * #	$563,385
48,638	Atul Auto Ltd. #	349,800
164,375	Ceat Ltd. #	3,354,003
502,740	JK Tyre & Industries Ltd. #	1,021,631
		5,288,819
Banks: 7.5%
1,236,311	Allahabad Bank * #	1,399,198
1,258,186	Andhra Bank #	1,122,867
1,381,257	Dena Bank * #	815,024
1,290,269	Development Credit Bank Ltd. * #	3,386,123
2,267,080	Indian Overseas Bank * #	930,518
2,104,283	Jammu & Kashmir Bank Ltd. #	2,431,871
1,278,912	Karnataka Bank Ltd. #	2,771,246
353,624	Lakshmi Vilas Bank Ltd. #	906,135
639,416	Oriental Bank of Commerce #	1,387,483
1,336,629	Syndicate Bank * #	1,467,118
1,296,447	UCO Bank * #	721,849
		17,339,432
Capital Goods: 18.6%
92,307	BEML Ltd. #	1,936,477
159,949	BGR Energy Systems Ltd. * #	340,742
2,431,109	Crompton Greaves Ltd. * #	2,907,275
543,392	Escorts Ltd. #	4,507,897
338,995	Finolex Cables Ltd. #	2,696,689
28,888	Force Motors Ltd. #	1,996,099
4,573,864	Hindustan Construction Co. Ltd. * #	2,786,058
286,936	Inox Wind Ltd. * #	753,276
279,525	J Kumar Infraprojects Ltd. #	1,111,717
2,549,936	Jain Irrigation Systems Ltd. #	3,685,058
10,109,300	Jaiprakash Associates Ltd. * #	2,142,258
569,845	KEC International Ltd. #	1,831,380
525,910	Kushal Tradelink Ltd. #	1,457,522
163,896	Lloyd Electric & Engineering #	612,240
3,696,726	Nagarjuna Construction Co. Ltd. #	4,665,271
815,913	Pipavav Defence & Offshore Engineering Co. Ltd. * #	843,621
397,209	Praj Industries Ltd. #	489,191
218,009	Shilpi Cable Technologies Ltd. #	731,902
3,310,484	Sintex Industries Ltd. #	5,391,374
54,798	SML Isuzu Ltd. #	1,088,198
486,341	Texmaco Rail & Engineering Ltd. #	694,918
255,814	Titagarh Wagons Ltd. #	457,597
		43,126,760
Consumer Durables & Apparel: 5.4%
224,366	Bajaj Electricals Ltd. #	1,081,756
457,792	Bombay Dyeing & Manufacturing Co. Ltd. #	585,317
218,234	Himatsingka Seide Ltd. #	1,154,667
45,202	Hitachi Home & Life Solutions India Ltd. #	1,261,069
437,543	Indo Count Industries Ltd. #	1,330,640
105,285	Kitex Garments Ltd. #	692,850
266,663	Mirza International Ltd. #	353,132
136,053	Raymond Ltd. #	1,327,981
1,129,500	Trident Ltd/India #	1,504,085
25,803	TTK Prestige Ltd. #	2,337,835
313,235	VIP Industries Ltd. #	954,834
		12,584,166
Consumer Services: 2.3%
1,298,085	Chennai Super Kings Cricket Ltd. * # § ø	22,489
799,031	Cox & Kings Ltd. #	2,845,124
513,403	Delta Corp. Ltd. #	1,432,869
28,834	Kaya Ltd. * #	346,248
125,236	Wonderla Holidays Ltd.	746,479
		5,393,209
Consumer, Cyclical: 0.3%
259,930	Kesoram Industries Ltd. * #	572,020
Diversified Financials: 8.0%
201,279	Credit Analysis & Research Ltd. #	5,244,957
215,926	Future Capital Holdings Ltd. #	2,602,025
6,753,935	IFCI Ltd. * #	3,084,089
1,759,374	JM Financial Ltd. #	2,400,579
1,423,644	PTC India Financial Services Ltd. #	910,950
260,005	Repco Home Finance Ltd. #	2,810,009
1,208,034	SREI Infrastructure Finance Ltd. #	1,543,442
		18,596,051
Energy: 1.0%
129,369	Aban Offshore Ltd. * #	448,606
330,067	Chennai Petroleum Corp. Ltd. #	1,845,557
		2,294,163
Food, Beverage & Tobacco: 6.7%
6,490,820	Bajaj Hindusthan Ltd. * #	1,334,471
1,221,917	Balrampur Chini Mills Ltd. #	2,736,182
147,150	Dhampur Sugar Mills Ltd. #	491,491
3,684,972	Future Consumer Enterprise Ltd. * #	1,651,278
229,595	Kaveri Seed Co. Ltd. * #	1,974,356
519,278	Kwality Dairy India Ltd. #	1,249,608
126,822	Manpasand Beverages Ltd. #	1,376,201
384,136	McLeod Russel India Ltd. #	982,799
186,443	Parag Milk Foods Ltd. * # Reg S 144A	654,719
216,503	Prabhat Dairy Ltd. # Reg S	405,672
491,475	Radico Khaitan Ltd. #	1,043,145
3,860,143	Shree Renuka Sugars Ltd. * #	865,498
571,744	Triveni Engineering & Industries Ltd. * #	779,922
		15,545,342
Health Care Equipment & Services: 1.2%
592,413	Max India Ltd. * #	1,377,247
119,080	Thyrocare Technologies Ltd. # Reg S 144A	1,316,414
		2,693,661
Household & Personal Products: 0.5%
295,375	Eveready Industries India Ltd. #	1,193,361
Materials: 13.6%
49,486	Advanced Enzyme Technologies Ltd. * # Reg S	1,569,408
88,152	Andhra Pradesh Paper Mills * #	438,478
43,231	Astec Lifesciences Ltd. * #	401,680
65,746	Atul Ltd. #	2,422,301
241,840	Bodal Chemicals Ltd. #	597,892
492,454	Century Plyboards India Ltd. #	1,967,895
922,456	Chambal Fertilizers & Chemicals Ltd. #	1,232,701
389,824	EID Parry India Ltd. #	1,700,286
221,696	GHCL Ltd. #	906,650
344,491	Gujarat Narmada Valley Fertilizers Co. Ltd. #	1,522,677
1,134,787	India Cements Ltd. #	2,839,231
444,982	Jai Corp. Ltd. #	507,542
885,933	Jindal Saw Ltd. #	1,138,139
260,820	JK Lakshmi Cement Ltd. #	1,851,717
96,759	Kalyani Steels Ltd. * #	538,530
563,696	Meghmani Organics Ltd. #	323,414
38,263	Monsanto India Ltd. #	1,499,454
33,076	Nilkamal Ltd. #	994,432
358,916	NOCIL Ltd. #	518,552
76,399	Phillips Carbon Black Ltd. #	388,212
431,047	Rallis India Ltd. #	1,724,613
764,273	Rashtriya Chemicals & Fertilizers Ltd. #	962,250
320,557	SH Kelkar & Co. Ltd. # Reg S 144A	1,463,641
149,983	Sharda Cropchem Ltd. #	1,126,862
153,445	Sudarshan Chemical Industries #	823,359
56,052	Tata Metaliks Ltd. #	506,575
34,135	Tata Sponge Iron Ltd. #	367,202
857,329	Welspun Corp. Ltd. #	1,090,757
		31,424,450
Media: 4.5%
752,614	DEN Networks Ltd. * #	958,441
208,041	Eros International Media Ltd. * #	880,652
81,888	Eros International PLC (USD) *	843,446
215,829	PVR Ltd. #	4,757,444
132,224	TV Today Network Ltd. #	525,183
3,799,939	TV18 Broadcast Ltd. * #	2,457,645
		10,422,811
Pharmaceuticals, Biotechnology: 3.0%
228,628	Bliss Gvs Pharma Ltd. #	621,962
357,736	Dishman Pharmaceuticals & Chemicals Ltd. #	1,590,613
506,928	Granules India Ltd. #	1,084,022
188,006	JB Chemicals & Pharmaceuticals Ltd. #	1,002,190
1,852,319	Marksans Pharma Ltd. #	1,345,058
470,210	Suven Life Sciences Ltd. #	1,197,756
		6,841,601
Real Estate: 4.8%
1,008,391	Anant Raj Industries Ltd. #	741,633
539,192	DB Realty Ltd. * #	346,393
2,164,467	Housing Development & Infrastructure Ltd. * #	2,732,814
2,433,252	Indiabulls Real Estate Ltd. * #	3,282,188
405,405	OMAXE Ltd. #	1,054,278
249,040	Sobha Developers Ltd. #	1,317,798
18,352,193	Unitech Ltd. * #	1,585,665
		11,060,769
Retailing: 2.0%
960,167	Future Retail Ltd.	447,294
118,480	Infibeam Incorporation Ltd. * #	1,728,040
397,065	PC Jeweller Ltd. #	2,556,221
		4,731,555
Software & Services: 7.0%
67,643	8K Miles Software Services Ltd. * #	631,374
1,508,988	Firstsource Solutions Ltd. * #	969,102
294,805	Geometric Ltd. #	263,034
864,691	HCL Infosystems Ltd. * #	695,850
68,559	HCL Technologies Ltd. #	923,520
224,142	Intellect Design Arena Ltd. * #	396,927
269,735	Just Dial Ltd. * #	2,191,971
1,386,249	KPIT Cummins Infosystems Ltd. #	2,769,522
51,737	Majesco Ltd. * #	264,997
750,089	NIIT Ltd. * #	972,596
277,690	NIIT Technologies Ltd. #	1,863,130
231,236	OnMobile Global Ltd. #	321,691
234,608	Polaris Software Lab Ltd. * #	654,183
142,435	Quick Heal Technologies Ltd. # Reg S 144A	518,475
742,606	Rolta India Ltd. * #	664,013
295,324	Take Solutions Ltd. #	573,857
69,019	Tata Elxsi Ltd. #	1,556,843
		16,231,085
Technology Hardware & Equipment: 1.7%
191,978	Astra Microwave Products Ltd. #	328,202
1,070,919	Redington India Ltd. #	1,815,718
882,792	Sterlite Technologies Ltd. #	1,711,607
		3,855,527
Telecommunication Services: 0.7%
5,608,710	Himachal Futuristic Communications Ltd. * #	1,101,271
1,396,417	Mahanagar Telephone Nigam Ltd. * #	516,248
		1,617,519
Transportation: 5.3%
54,305	Dredging Corp. of India Ltd. #	574,405
542,249	Gateway Distriparks Ltd. #	2,111,223
195,459	Gati Ltd. #	422,849
6,709,053	GVK Power & Infrastructure Ltd. * #	614,783
251,793	Jet Airways India Ltd. * #	2,039,358
1,470,637	Mercator Lines Ltd. #	1,056,795
316,096	Navkar Corp. Ltd. * # Reg S 144A	859,977
1,032,460	Shipping Corp of India Ltd. * #	1,218,884
370,356	Snowman Logistics Ltd. * #	361,632
1,328,702	SpiceJet Ltd. * #	2,081,127
202,244	VRL Logistics Ltd. #	972,731
		12,313,764
Utilities: 3.7%
2,437,768	Adani Transmission Ltd. * #	2,409,080
35,902	Azure Power Global Ltd. (USD) *	669,931
83,492	BF Utilities Ltd. * #	568,473
1,640,282	PTC India Ltd. #	2,359,144
246,915	VA Tech Wabag Ltd. #	2,590,380
		8,597,008
Total Common Stocks (Cost: $176,188,876)		231,723,073
Liabilities in excess of other assets: (0.1)%		(325,365)
NET ASSETS: 100.0%		$231,397,708

USD	United States Dollar
(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $229,015,923 which represents 99.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $22,489, or 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $22,489 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,813,226, or 2.1% of net assets.

Restricted securities held by the Fund as of March 31, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$22,489	0.0%

Summary of Investments by Sector (unaudited)			% of Investments		Value
Consumer Discretionary			16.6%		$38,545,286
Consumer Staples			7.2		16,738,703
Energy			1.0		2,294,163
Financials			15.5		35,935,483
Health Care			4.1		9,535,262
Industrials			24.4		56,456,291
Information Technology			8.7		20,086,612
Materials			13.5		31,424,450
Real Estate			4.8		11,060,769
Telecommunication Services			0.7		1,617,519
Utilities			3.5		8,028,535
			100.0%		$231,723,073

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$5,288,819	$—	$5,288,819
Banks	—	17,339,432	—	17,339,432
Capital Goods	—	43,126,760	—	43,126,760
Consumer Durables & Apparel	—	12,584,166	—	12,584,166
Consumer Services	746,479	4,624,241	22,489	5,393,209
Consumer, Cyclical	—	572,020	—	572,020
Diversified Financials	—	18,596,051	—	18,596,051
Energy	—	2,294,163	—	2,294,163
Food, Beverage & Tobacco	—	15,545,342	—	15,545,342
Health Care Equipment & Services	—	2,693,661	—	2,693,661
Household & Personal Products	—	1,193,361	—	1,193,361
Materials	—	31,424,450	—	31,424,450
Media	843,446	9,579,365	—	10,422,811
Pharmaceuticals, Biotechnology	—	6,841,601	—	6,841,601
Real Estate	—	11,060,769	—	11,060,769
Retailing	447,294	4,284,261	—	4,731,555
Software & Services	—	16,231,085	—	16,231,085
Technology Hardware & Equipment	—	3,855,527	—	3,855,527
Telecommunication Services	—	1,617,519	—	1,617,519
Transportation	—	12,313,764	—	12,313,764
Utilities	669,931	7,927,077	—	8,597,008
Total	$2,707,150	$228,993,434	$22,489	$231,723,073

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $3,828,371 and transfers from Level 2 to Level 1 were $237,637. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

	Common Stocks
	Consumer Services	Materials
Balance as of December 31, 2016	$21,517	$43,410
Realized gain (loss)	—	1,189
Net change in unrealized appreciation (depreciation)	972	549
Purchases	—	—
Sales	—	(45,148)
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2017	$22,489	$—

See Notes to Schedules of Investments

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.1%
Automobiles & Components: 6.9%
9,728,700	Astra International Tbk PT #	$6,296,971
Banks: 25.3%
6,025,500	Bank Central Asia Tbk PT #	7,481,557
6,185,151	Bank Mandiri Persero Tbk PT #	5,432,023
8,063,232	Bank Negara Indonesia Persero Tbk PT #	3,920,151
6,323,700	Bank Rakyat Indonesia Tbk PT #	6,157,504
		22,991,235
Capital Goods: 2.6%
3,283,868	Pembangunan Perumahan Persero Tbk PT #	815,038
4,988,588	Waskita Karya Persero Tbk PT #	887,073
3,393,645	Wijaya Karya Persero Tbk PT #	613,864
		2,315,975
Diversified Financials: 1.5%
1,853,250	First Pacific Company Ltd. #	1,347,022
Energy: 8.0%
17,287,500	Adaro Energy Tbk PT #	2,270,753
2,912,425	Banpu PCL (NVDR) #	1,679,058
1,653,169	United Tractors Tbk PT #	3,290,676
		7,240,487
Food, Beverage & Tobacco: 13.7%
416,133	Astra Agro Lestari Tbk PT	465,302
7,799,100	Charoen Pokphand Indonesia Tbk PT #	1,872,014
513,700	First Resources Ltd. #	713,721
5,230,900	Golden Agri-Resources Ltd. #	1,442,123
499,200	Gudang Garam Tbk PT #	2,454,944
2,395,100	Indofood Cbp Sukses Makmur Tbk PT #	1,464,944
4,745,600	Indofood Sukses Makmur Tbk PT #	2,849,702
9,781,200	Sawit Sumbermas Sarana Tbk PT #	1,214,918
		12,477,668
Health Care Equipment & Services: 0.6%
2,831,097	Mitra Keluarga Karyasehat Tbk PT Reg S	560,887
Household & Personal Products: 4.4%
1,237,100	Unilever Indonesia Tbk PT #	4,022,276
Materials: 4.3%
1,432,500	Indocement Tunggal Prakarsa Tbk PT #	1,785,086
3,141,700	Semen Gresik Persero Tbk PT #	2,121,415
		3,906,501
Media: 1.4%
6,164,000	Surya Citra Media Tbk PT #	1,249,278
Pharmaceuticals, Biotechnology: 2.8%
21,787,800	Kalbe Farma Tbk PT #	2,517,916
Real Estate: 6.8%
9,986,200	Bumi Serpong Damai Tbk PT #	1,412,435
12,238,195	Ciputra Development Tbk PT #	1,129,601
66,370,900	Hanson International Tbk PT *	707,266
14,967,400	Lippo Karawaci Tbk PT #	813,931
24,987,700	Pakuwon Jati Tbk PT #	1,152,777
9,668,600	Summarecon Agung Tbk PT #	972,306
		6,188,316
Retailing: 6.3%
106,788	Jardine Cycle & Carriage Ltd. #	3,348,513
2,365,600	Matahari Department Store Tbk PT #	2,339,274
		5,687,787
Telecommunication Services: 10.2%
243,845	Telekomunikasi Indonesia Tbk PT (ADR)	7,600,649
1,812,300	Tower Bersama Infrastructure Tbk PT #	741,354
3,928,075	XL Axiata Tbk PT * #	901,989
		9,243,992
Transportation: 0.9%
2,353,650	Jasa Marga Persero Tbk PT #	816,016
Utilities: 2.4%
11,267,600	Perusahaan Gas Negara Tbk PT #	2,139,169
Total Common Stocks (Cost: $104,859,166)		89,001,496
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $610,571)
Real Estate: 0.6%
1,910,400	Lippo Malls Indonesia Retail Trust	540,047
WARRANTS: 0.8% (Cost: $0)
Energy: 0.8%
1,730,575	Banpu Public Co., Ltd. Warrants (THB 5.00, expiring 06/05/17) * #	730,911
MONEY MARKET FUND: 0.2% (Cost: $213,964)

213,964	Dreyfus Government Cash Management Fund	213,964
Total Investments: 99.7% (Cost: $105,683,701)		90,486,418
Other assets less liabilities: 0.3%		271,307
NET ASSETS: 100.0%		$90,757,725

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $80,398,303 which represents 88.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	14.6%	$13,234,036
Consumer Staples	18.2	16,499,944
Energy	8.8	7,971,398
Financials	26.9	24,338,257
Health Care	3.4	3,078,803
Industrials	3.5	3,131,991
Materials	4.3	3,906,501
Real Estate	7.5	6,728,363
Telecommunication Services	10.2	9,243,992
Utilities	2.4	2,139,169
Money Market Fund	0.2	213,964
	100.0%	$90,486,418

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$6,296,971	$—	$6,296,971
Banks	—	22,991,235	—	22,991,235
Capital Goods	—	2,315,975	—	2,315,975
Diversified Financials	—	1,347,022	—	1,347,022
Energy	—	7,240,487	—	7,240,487
Food, Beverage & Tobacco	465,302	12,012,366	—	12,477,668
Health Care Equipment & Services	560,887	—	—	560,887
Household & Personal Products	—	4,022,276	—	4,022,276
Materials	—	3,906,501	—	3,906,501
Media	—	1,249,278	—	1,249,278
Pharmaceuticals, Biotechnology	—	2,517,916	—	2,517,916
Real Estate	707,266	5,481,050	—	6,188,316
Retailing	—	5,687,787	—	5,687,787
Telecommunication Services	7,600,649	1,643,343	—	9,243,992
Transportation	—	816,016	—	816,016
Utilities	—	2,139,169	—	2,139,169
Real Estate Investment Trust*	540,047	—	—	540,047
Warrants*	—	730,911	—	730,911
Money Market Fund	213,964	—	—	213,964
Total	$10,088,115	$80,398,303	$—	$90,486,418

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2017, transfers of securities from Level 2 to Level 1 were $1,062,010. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 11.1%
247,039	Bank Hapoalim BM #	$1,502,184
332,959	Bank Leumi Le-Israel BM * #	1,466,703
14,004	First International Bank of Israel Ltd. #	227,337
267,204	Israel Discount Bank Ltd. * #	626,166
31,808	Mizrahi Tefahot Bank Ltd. #	537,947
		4,360,337
Capital Goods: 4.3%
6,416	Caesarstone Sdot-Yam Ltd. (USD) *	232,580
19,388	Discount Investment Corp. * † #	87,259
5,807	Elbit Systems Ltd. #	662,758
4,849	Elco Holdings Ltd. #	92,768
600	Electra Ltd. #	119,312
20,545	Inrom Construction Industries Ltd. † #	81,387
5,230	Kornit Digital Ltd. (USD) *	99,893
70,300	Sarine Technologies Ltd. (SGD)	96,849
29,593	Shapir Engineering and Industry Ltd.	81,325
55,012	Shikun & Binui Ltd. #	133,061
		1,687,192
Consumer Durables & Apparel: 1.7%
57,494	Avgol Industries 1953 Ltd.	72,721
3,167	Delta-Galil Industries Ltd.	86,186
4,661	Electra Consumer Products Ltd. #	96,273
3,887	Fox Wizel Ltd. #	77,885
16,830	Maytronics Ltd. #	68,460
5,291	SodaStream International Ltd. (USD) *	256,243
		657,768
Consumer Services: 0.4%
52,388	888 Holdings Plc (GBP) #	175,345
Diversified Financials: 0.4%
31,653	Plus500 Ltd. (GBP) #	165,724
Energy: 4.0%
9,688	Alon USA Energy, Inc. (USD)	118,097
525	Delek Energy Systems Ltd. *	272,442
1,146	Delek Group Ltd. #	274,378
12,972	Delek US Holdings, Inc. (USD)	314,830
2,742	Jerusalem Oil Exploration * #	139,145
413,868	Oil Refineries Ltd. † #	163,377
1,840	Paz Oil Co. Ltd. #	303,795
		1,586,064
Food & Staples Retailing: 0.6%
2,247	Rami Levi Chain Stores Hashikma Marketing Ltd. #	95,254
26,009	Shufersal Ltd. #	125,761
		221,015
Food, Beverage & Tobacco: 0.7%
784	Neto ME Holdings Ltd. #	73,453
10,605	Strauss Group Ltd. #	180,884
		254,337
Health Care Equipment & Services: 0.8%
12,799	Mazor Robotics Ltd. * #	189,085
11,443	Syneron Medical Ltd. (USD) * †	120,724
		309,809
Insurance: 2.0%
7,933	Clal Insurance Enterprises Holdings Ltd. * #	124,475
6,776	Direct Insurance Financial #	61,618
32,290	Harel Insurance Investments & Financial Services Ltd. #	169,849
2,211	IDI Insurance Co. Ltd. #	109,435
8,778	Menorah Mivtachim Holdings Ltd. * #	98,018
118,401	Migdal Insurance & Financial Holding Ltd. #	114,100
22,690	Phoenix Holdings Ltd. * #	90,592
		768,087
Materials: 3.0%
9,047	Frutarom Industries Ltd. #	504,515
118,009	Israel Chemicals Ltd. #	499,355
1,006	Israel Corp. Ltd. * #	187,449
		1,191,319
Pharmaceuticals, Biotechnology: 21.3%
14,447	Aevi Genomic Medicine, Inc. (USD) *	26,871
24,819	Alcobra Ltd. (USD) *	28,294
17,245	Compugen Ltd. (USD) * †	74,154
9,464	Enzymotec Ltd. (USD) *	83,283
11,101	Foamix Pharmaceuticals Ltd. (USD) *	54,950
12,028	Kamada Ltd. * #	83,451
4,255	Neuroderm Ltd. (USD) *	112,970
75,975	Opko Health, Inc. (USD) * †	607,800
34,424	Perrigo Co. Plc (USD)	2,285,409
41,322	Pluristem Therapeutics, Inc. (USD) *	50,826
29,657	Redhill Biopharma Ltd. (ADR) * †	284,411
3,374	Taro Pharmaceutical Industries Ltd. (USD) * †	393,476
130,008	Teva Pharmaceutical Industries Ltd. #	4,242,181
		8,328,076
Real Estate: 5.8%
4,513	Africa Israel Properties Ltd. * #	91,062
16,616	Airport City Ltd. * #	213,066
25,979	Alony Hetz Properties & Investments Ltd. #	244,248
3,320	Alrov Properties and Lodgings Ltd. #	78,191
31,657	Amot Investments Ltd. #	152,604
8,476	Azrieli Group Ltd. #	449,418
229	Bayside Land Corp. #	106,240
1,394	Big Shopping Centers Ltd. #	98,256
1,874	Blue Square Real Estate Ltd. #	87,770
23,230	Gazit-Globe Ltd. #	239,082
46,702	Industrial Buildings Corp. * #	62,363
62,988	Jerusalem Economy Ltd. *	147,299
4,150	Melisron Ltd. † #	230,731
897	Property & Building Corp. #	80,984
		2,281,314
Retailing: 0.3%
12,573	Delek Automotive Systems Ltd. #	114,277
Semiconductor: 4.2%
5,957	Ceva, Inc. (USD) *	211,473
7,451	DSP Group, Inc. (USD) *	89,412
10,882	Mellanox Technologies Ltd. (USD) *	554,438
8,246	Nova Measuring Instruments Ltd. * #	147,878
8,103	SolarEdge Technologies, Inc. (USD) *	126,407
23,035	Tower Semiconductor Ltd. (USD) *	530,957
		1,660,565
Software & Services: 29.9%
13,605	Allot Communications Ltd. (USD) *	64,760
35,480	Amdocs Ltd. (USD)	2,163,925
8,605	Attunity Ltd. (USD) *	68,152
29,437	Check Point Software Technologies Ltd. (USD) *	3,022,002
7,575	CyberArk Software Ltd. (USD) *	385,340
2,441	Formula Systems Ltd. #	96,854
5,425	Hilan Ltd. #	95,598
8,282	Imperva, Inc. (USD) *	339,976
16,722	LivePerson, Inc. (USD) *	114,546
10,852	Matrix IT Ltd. #	102,063
41,797	Mobileye NV (USD) *	2,566,336
14,786	NICE Systems Ltd. #	1,001,553
40,454	Perion Network Ltd. (USD) *	72,008
22,868	SafeCharge International Group Ltd. (GBP)	73,919
7,785	Sapiens International Corp. NV (USD)	100,271
4,995	Varonis Systems, Inc. (USD) *	158,841
15,168	Verint Systems, Inc. (USD) *	657,912
8,063	Wix.com Ltd. (USD) *	547,478
64,470	XLMedia Plc (GBP)	85,050
		11,716,584
Technology Hardware & Equipment: 4.1%
12,175	AudioCodes Ltd. (USD) *	85,347
29,157	Ceragon Networks Ltd. (USD) *	95,343
13,163	Gilat Satellite Networks Ltd. * #	65,863
6,070	Ituran Location and Control Ltd. (USD)	187,259
11,539	Orbotech Ltd. (USD) *	372,133
3,849	RADCOM Ltd. (USD) *	82,754
11,062	Radware Ltd. (USD) * †	178,762
2,221	Silicom Ltd. (USD)	110,317
12,050	Stratasys Ltd. (USD) *	246,904
13,369	SuperCom Ltd. (USD) * †	38,235
30,155	Telit Communications Plc (GBP) †	132,258
		1,595,175
Telecommunication Services: 3.3%
477,997	Bezeq The Israeli Telecommunication Corp. Ltd. #	856,562
15,399	Cellcom Israel Ltd. * #	159,276
40,403	Partner Communications Co. Ltd. * #	211,931
9,492	Space Communication Ltd. * #	62,409
		1,290,178
Transportation: 0.2%
115,597	El Al Israel Airlines	85,014
Utilities: 1.7%
7,630	Kenon Holdings Ltd/Singapore * #	88,134
9,930	Ormat Technologies, Inc. (USD)	566,804
		654,938
Total Common Stocks (Cost: $41,738,834)		39,103,118
MONEY MARKET FUND: 0.2% (Cost: $58,510)

58,510	Dreyfus Government Cash Management Fund	58,510
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $41,797,344)		39,161,628

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.6%
Repurchase Agreements: 4.6%
$1,000,000	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $1,019,999 including accrued interest)	1,000,000
800,313	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $800,368; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $816,319 including accrued interest)	800,313
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,800,313)		1,800,313
Total Investments: 104.6% (Cost: $43,597,657)		40,961,941
Liabilities in excess of other assets: (4.6)%		(1,791,129)
NET ASSETS: 100.0%		$39,170,812

ADR	American Depositary Receipt
GBP	British Pound
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,651,217.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $19,087,152 which represents 48.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.4%	$947,390
Consumer Staples	1.2	475,352
Energy	4.1	1,586,064
Financials	13.5	5,294,148
Health Care	22.1	8,637,885
Industrials	4.5	1,772,206
Information Technology	38.2	14,972,324
Materials	3.1	1,191,319
Real Estate	5.8	2,281,314
Telecommunication Services	3.3	1,290,178
Utilities	1.7	654,938
Money Market Fund	0.1	58,510
	100.0%	$39,161,628

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,360,337	$—	$4,360,337
Capital Goods	510,647	1,176,545	—	1,687,192
Consumer Durables & Apparel	415,150	242,618	—	657,768
Consumer Services	—	175,345	—	175,345
Diversified Financials	—	165,724	—	165,724
Energy	705,369	880,695	—	1,586,064
Food & Staples Retailing	—	221,015	—	221,015
Food, Beverage & Tobacco	—	254,337	—	254,337
Health Care Equipment & Services	120,724	189,085	—	309,809
Insurance	—	768,087	—	768,087
Materials	—	1,191,319	—	1,191,319
Pharmaceuticals, Biotechnology	4,002,444	4,325,632	—	8,328,076
Real Estate	147,299	2,134,015	—	2,281,314
Retailing	—	114,277	—	114,277
Semiconductor	1,512,687	147,878	—	1,660,565
Software & Services	10,420,516	1,296,068	—	11,716,584
Technology Hardware & Equipment	1,529,312	65,863	—	1,595,175
Telecommunication Services	—	1,290,178	—	1,290,178
Transportation	85,014	—	—	85,014
Utilities	566,804	88,134	—	654,938
Money Market Fund	58,510	—	—	58,510
Repurchase Agreements	—	1,800,313	—	1,800,313
Total	$20,074,476	$20,887,465	$—	$40,961,941

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $420,507 and transfers from Level 2 to Level 1 were $760,500. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 33.1%
34,729	Alior Bank SA * #	$626,333
15,132	Bank Handlowy w Warszawie SA #	292,562
196,679	Bank Millennium SA * † #	320,024
32,713	Bank Pekao SA #	1,089,980
7,971	Bank Zachodni WBK SA #	688,430
11,451	ING Bank Slaski SA #	497,128
5,092	mBank SA * #	479,861
155,683	PKO Bank Polski SA * #	1,259,514
		5,253,832
Consumer Durables & Apparel: 8.1%
452	LPP SA † #	774,816
8,576	NG2 SA #	514,790
		1,289,606
Diversified Financials: 2.1%
5,470	Kruk SA †	332,180
Energy: 16.1%
30,831	Grupa Lotos SA * #	425,514
51,496	Polski Koncern Naftowy Orlen SA #	1,300,062
555,144	Polskie Gornictwo Naftowe I Gazownictwo SA #	829,122
		2,554,698
Food & Staples Retailing: 6.6%
36,101	Eurocash SA #	290,704
41,935	Jeronimo Martins, SGPS SA (EUR) #	751,279
		1,041,983
Insurance: 6.3%
114,226	Powszechny Zaklad Ubezpieczen SA #	1,002,653
Materials: 9.9%
24,476	Jastrzebska Spolka Weglowa SA * †	387,964
31,763	KGHM Polska Miedz SA #	927,613
196,156	Synthos SA #	259,747
		1,575,324
Media: 2.8%
72,472	Cyfrowy Polsat SA * #	442,364
Software & Services: 5.7%
26,530	Asseco Poland SA	363,603
28,497	CD Projekt SA * #	533,445
		897,048
Telecommunication Services: 2.2%
297,892	Orange Polska SA † #	347,840
Utilities: 7.1%
260,584	Polska Grupa Energetyczna SA #	749,176
438,404	Tauron Polska Energia SA * #	374,946
		1,124,122
Total Common Stocks (Cost: $18,969,763)		15,861,650

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.1%
Repurchase Agreements: 8.1%
$1,000,000	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $1,019,999 including accrued interest)	1,000,000
288,202	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $288,220; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $293,966 including accrued interest)	288,202
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,288,202)		1,288,202
Total Investments: 108.1% (Cost: $20,257,965)		17,149,852
Liabilities in excess of other assets: (8.1)%		(1,290,885)
NET ASSETS: 100.0%		$15,858,967

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,212,054.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,777,903 which represents 93.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.9%	$1,731,970
Consumer Staples	6.6	1,041,983
Energy	16.1	2,554,698
Financials	41.5	6,588,665
Information Technology	5.7	897,048
Materials	9.9	1,575,324
Telecommunication Services	2.2	347,840
Utilities	7.1	1,124,122
	100.0%	$15,861,650

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$5,253,832	$—	$5,253,832
Consumer Durables & Apparel	—	1,289,606	—	1,289,606
Diversified Financials	332,180	—	—	332,180
Energy	—	2,554,698	—	2,554,698
Food & Staples Retailing	—	1,041,983	—	1,041,983
Insurance	—	1,002,653	—	1,002,653
Materials	387,964	1,187,360	—	1,575,324
Media	—	442,364	—	442,364
Software & Services	363,603	533,445	—	897,048
Telecommunication Services	—	347,840	—	347,840
Utilities	—	1,124,122	—	1,124,122
Repurchase Agreements	—	1,288,202	—	1,288,202
Total	$1,083,747	$16,066,105	$—	$17,149,852

During the period ended March 31, 2017, transfers of securities from Level 2 to Level 1 were $722,706. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.8%
Banks: 12.6%
16,972,114	Sberbank of Russia (ADR) #	$196,165,815
46,201,630	VTB Bank OJSC (GDR) # Reg S	105,908,459
7,358,060,000	VTB Bank PJSC * #	8,645,721
		310,719,995
Diversified Financials: 2.5%
30,974,002	Moscow Exchange MICEX-RTS PJSC #	61,288,970
Energy: 33.8%
3,221,680	Lukoil PJSC (ADR) #	170,781,614
1,123,402	Novatek OAO (GDR) # Reg S	140,084,114
42,491,568	OAO Gazprom (ADR) #	190,225,657
19,316,439	Rosneft Oil Co. (GDR) # Reg S	110,041,252
19,033,901	Surgutneftegas OJSC (ADR) #	97,664,450
3,354,297	Tatneft PJSC (ADR) #	123,506,675
		832,303,762
Food & Staples Retailing: 11.3%
6,118,179	Lenta Ltd. (GDR) ‡ * # Reg S	41,728,110
4,252,027	Magnit OAO (GDR) # Reg S	162,041,424
2,199,234	X5 Retail Group NV (GDR) * Reg S	74,004,224
		277,773,758
Materials: 16.6%
53,185,347	Alrosa PJSC #	85,870,136
8,651,435	MMC Norilsk Nickel PJSC (ADR) ‡ #	135,801,575
2,043,551	Novolipetsk Steel (GDR) # Reg S	40,618,703
2,732,445	PhosAgro OAO (GDR) # Reg S	39,697,661
4,306,666	Polymetal International (GBP) #	53,327,185
3,749,055	Severstal OAO (GDR) # Reg S	53,961,221
		409,276,481
Software & Services: 6.1%
2,222,544	Mail.ru Group Ltd. (GDR) * Reg S	49,118,222
4,592,094	Yandex NV (USD) *	100,704,621
		149,822,843
Telecommunication Services: 9.6%
2,510,440	MegaFon PJSC (GDR) Reg S	29,397,252
10,646,866	Mobile TeleSystems OJSC (ADR)	117,434,932
3,292,432	Rostelecom OJSC (ADR) #	26,979,600
3,701,719	Sistema JSFC (GDR) Reg S	33,130,385
7,487,543	VimpelCom Ltd (ADR)	30,549,175
		237,491,344
Utilities: 3.3%
643,049,400	Inter Rao Ues PJSC #	45,792,191
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	257,935
22,225,017	RusHydro PJSC (ADR) #	36,036,020
		82,086,146
Total Common Stocks (Cost: $2,440,115,116)		2,360,763,299
PREFERRED STOCK: 4.1% (Cost: $71,068,111)
Energy: 4.1%
33,028	AK Transneft OAO #	101,547,370
MONEY MARKET FUND: 0.1% (Cost: $3,072,923)
3,072,923	Dreyfus Government Cash Management Fund	3,072,923
Total Investments: 100.0% (Cost: $2,514,256,150)		2,465,383,592
Other assets less liabilities: 0.0%		787,662
NET ASSETS: 100.0%		$2,466,171,254

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,027,971,858 which represents 82.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $257,935 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2017 is set forth below:

Affiliates	Value as of December 31, 2016	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2017
Lenta Ltd. (a)	$—	$5,284,812	$(6,609,673)	$(198,910)	$—	$41,728,110
MMC Norilsk Nickel PJSC (a)	—	33,461,940	(16,785,426)	123,434	456,030	135,801,575
	$—	$38,746,752	$(23,395,099)	$(75,476)	$456,030	$177,529,685

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	11.3%	$277,773,758
Energy	37.9	933,851,132
Financials	15.1	372,008,965
Information Technology	6.1	149,822,843
Materials	16.6	409,276,481
Telecommunication Services	9.6	237,491,344
Utilities	3.3	82,086,146
Money Market Fund	0.1	3,072,923
	100.0%	$2,465,383,592

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$310,719,995	$—	$310,719,995
Diversified Financials	—	61,288,970	—	61,288,970
Energy	—	832,303,762	—	832,303,762
Food & Staples Retailing	74,004,224	203,769,534	—	277,773,758
Materials	—	409,276,481	—	409,276,481
Software & Services	149,822,843	—	—	149,822,843
Telecommunication Services	210,511,744	26,979,600	—	237,491,344
Utilities	—	81,828,211	257,935	82,086,146
Preferred Stock
Energy	—	101,547,370	—	101,547,370
Money Market Fund	3,072,923	—	—	3,072,923
Total	$437,411,734	$2,027,713,923	$257,935	$2,465,383,592

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $137,662,803. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
Utilities
Balance as of December 31, 2016	$257,935
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$257,935

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Banks: 4.9%
328,500	TCS Group Holding Plc (GDR) Reg S	$3,465,675
Capital Goods: 3.9%
8,174,000	Summit Ascent Holdings Ltd. (HKD) * #	2,767,594
Diversified Financials: 2.9%
262,660	Vostok New Ventures Ltd. (SDR) (SEK) * #	2,047,734
Energy: 6.8%
815,002	OAO TMK (GDR) Reg S	4,319,511
57,252	Petro Welt Technologies AG (EUR) *	489,136
		4,808,647
Food & Staples Retailing: 3.7%
371,149	DIXY Group PJSC * #	1,594,161
509,431	O’Key Group SA (GDR) Reg S	1,049,428
		2,643,589
Food, Beverage & Tobacco: 3.8%
219,804	Ros Agro Plc (GDR) Reg S	2,703,589
Household & Personal Products: 4.2%
74,374	Oriflame Holding AG (SEK) #	2,985,468
Materials: 20.4%
54,816	Acron PJSC * #	3,219,383
1,231,467	Highland Gold Mining Ltd. (GBP) #	2,678,989
25,582,000	IRC Ltd. (HKD) * #	1,185,614
844,408	Mechel PJSC (ADR) *	4,492,251
16,566,852	Petropavlovsk Plc (GBP) *	1,512,270
1,141,142	Raspadskaya OJSC * #	1,409,131
		14,497,638
Media: 3.9%
1,391,158	ITE Group Plc (GBP) #	2,800,388
Real Estate: 13.9%
842,791	Etalon Group Ltd. (GDR) # Reg S	3,203,638
1,507,628	LSR Group PJSC (GDR) Reg S	5,532,995
1,625,973	Raven Russia Ltd. (GBP) * #	1,114,579
		9,851,212
Software & Services: 4.6%
190,273	Qiwi Plc (ADR)	3,263,182
Transportation: 13.2%
1,925,744	Aeroflot - Russian Airlines OJSC * #	5,742,174
504,106	Globaltrans Investment Plc (GDR) # Reg S	3,613,752
		9,355,926
Utilities: 13.4%
71,672,800	Mosenergo PJSC #	3,058,493
268,836,600	OGK-2 PJSC #	2,152,306
90,947,000	Unipro PJSC #	4,311,069
		9,521,868
Total Common Stocks (Cost: $63,737,912)		70,712,510
MONEY MARKET FUND: 0.5% (Cost: $325,230)

325,230	Dreyfus Government Cash Management Fund	325,230
Total Investments: 100.1% (Cost: $64,063,142)		71,037,740
Liabilities in excess of other assets: (0.1)%		(62,949)
NET ASSETS: 100.0%		$70,974,791

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Right
SEK	Swedish Krona

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $43,884,474 which represents 61.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	3.9%	$2,800,388
Consumer Staples	11.7	8,332,646
Energy	6.8	4,808,647
Financials	7.7	5,513,409
Industrials	17.1	12,123,520
Information Technology	4.6	3,263,182
Materials	20.4	14,497,638
Real Estate	13.9	9,851,212
Utilities	13.4	9,521,869
Money Market Fund	0.5	325,229
	100.0%	$71,037,740

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$3,465,675	$—	$—	$3,465,675
Capital Goods	—	2,767,594	—	2,767,594
Diversified Financials	—	2,047,734	—	2,047,734
Energy	4,808,647	—	—	4,808,647
Food & Staples Retailing	1,049,428	1,594,161	—	2,643,589
Food, Beverage & Tobacco	2,703,589	—	—	2,703,589
Household & Personal Products	—	2,985,468	—	2,985,468
Materials	6,004,521	8,493,117	—	14,497,638
Media	—	2,800,388	—	2,800,388
Real Estate	5,532,995	4,318,217	—	9,851,212
Software & Services	3,263,182	—	—	3,263,182
Transportation	—	9,355,926	—	9,355,926
Utilities	—	9,521,869	—	9,521,869
Money Market Fund	325,229	—	—	325,229
Total	$27,153,266	$43,884,474	$—	$71,037,740

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $6,917,566 and transfers from Level 2 to Level 1 were $9,589,766. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.1%
Automobiles & Components: 0.0%
3	Danang Rubber JSC #	$4
Banks: 9.1%
10,905,972	Bank for Foreign Trade of Vietnam JSC #	17,684,265
17,481,212	Saigon Thuong Tin Commercial JSB *	8,796,303
22	Saigon-Hanoi Commercial Joint Stock Bank *	6
		26,480,574
Capital Goods: 2.6%
3	Hoang Huy Investment Services JSC #	1
1	Tan Tao Investment Industry Corp. *	0
10,970,297	Viet Nam Construction & Import-Export JSC	7,617,257
		7,617,258
Consumer Durables & Apparel: 12.7%
1,282,000	Eclat Textile Co. Ltd. #	12,850,049
535,640	Hansae Co. Ltd. (KRW) #	11,607,416
16,315,000	Regina Miracle International Holdings Ltd. (HKD) † # Reg S 144A	12,572,820
		37,030,285
Consumer Services: 1.9%
18,126,434	Donaco International Ltd. (AUD) †	5,461,960
Diversified Financials: 6.9%
16,747,044	HAGL JSC * #	6,744,197
6	Ocean Group JSC *	0
12,759,271	Saigon Securities, Inc. #	13,377,407
		20,121,604
Energy: 7.5%
5,682,450	Petroleum Technical Services Corp. #	4,395,652
68	PetroVietnam Construction Co. * #	7
4,638,285	PetroVietnam Drilling & Well Services JSC * #	4,088,551
2	PetroVietnam Transportation Corp. #	1
7,907,256	Soco International Plc (GBP)	13,397,738
		21,881,949
Food, Beverage & Tobacco: 19.8%
4,609,480	Kinh Do Corp.	8,507,939
9,101,390	Masan Group Corp.	18,818,739
6,134,825	Thanh Thanh Cong Tay Ninh JSC *	6,659,204
3,716,760	Vietnam Dairy Products JSC #	23,413,119
		57,399,001
Health Care Equipment & Services: 4.5%
557,000	MANI, Inc. #	13,111,697
Insurance: 4.1%
4,534,206	Bao Viet Holdings #	11,800,708
Materials: 9.3%
10,720,740	Hoa Phat Group JSC #	14,396,382
2,381,110	Hoa Sen Group #	5,181,058
6,874,550	PetroVietnam Fertilizer & Chemical JSC	7,326,207
		26,903,647
Real Estate: 16.0%
15,846,352	FLC Group JSC *	5,682,542
6,551,250	No Va Land Investment Group Corp. *	19,922,940
11,371,622	Vingroup JSC * #	20,884,262
		46,489,744
Technology Hardware & Equipment: 2.5%
359,748	Mcnex Co. Ltd. (KRW) * #	7,308,665
Transportation: 0.0%
9	Gemadept Corp. #	14
Utilities: 2.2%
4,533,959	PetroVietnam Nhon Trach 2 Power JSC #	6,277,726
Total Common Stocks (Cost: $275,251,913)		287,884,836
WARRANTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
32	Minor International PCL Warrants (THB 36.36, expiring 11/03/17) #	3
Total Investments Before Collateral for Securities Loaned: 99.1% (Cost: $275,251,913)		287,884,839

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4%
Repurchase Agreements: 0.4%
$219,371	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $219,386; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $223,758 including accrued interest)	219,371
1,000,000	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,219,371)		1,219,371
Total Investments: 99.5% (Cost: $276,471,284)		289,104,210
Other assets less liabilities: 0.5%		1,558,625
NET ASSETS: 100.0%		$290,662,835

AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
KRW	Korean Won
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,100,383.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $185,694,004 which represents 63.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,572,820, or 4.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	14.8%	$42,492,252
Consumer Staples	19.9	57,399,001
Energy	7.6	21,881,949
Financials	20.3	58,402,886
Health Care	4.6	13,111,697
Industrials	2.6	7,617,272
Information Technology	2.5	7,308,665
Materials	9.3	26,903,647
Real Estate	16.2	46,489,744
Utilities	2.2	6,277,726
	100.0%	$287,884,839

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$4	$—	$4
Banks	8,796,309	17,684,265	—	26,480,574
Capital Goods	7,617,257	1	—	7,617,258
Consumer Durables & Apparel	—	37,030,285	—	37,030,285
Consumer Services	5,461,960	—	—	5,461,960
Diversified Financials	—	20,121,604	—	20,121,604
Energy	13,397,738	8,484,211	—	21,881,949
Food, Beverage & Tobacco	33,985,882	23,413,119	—	57,399,001
Health Care Equipment & Services	—	13,111,697	—	13,111,697
Insurance	—	11,800,708	—	11,800,708
Materials	7,326,207	19,577,440	—	26,903,647
Real Estate	25,605,482	20,884,262	—	46,489,744
Technology Hardware & Equipment	—	7,308,665	—	7,308,665
Transportation	—	14	—	14
Utilities	—	6,277,726	—	6,277,726
Warrants
Consumer Services	—	3	—	3
Repurchase Agreements	—	1,219,371	—	1,219,371
Total	$102,190,835	$186,913,375	$—	$289,104,210

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $20,043,128 and transfers from Level 2 to Level 1 were $53,190,644. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of March 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$68,149,745	$11,414,637	$(7,049,606)	$4,365,031
Brazil Small-Cap ETF	81,789,797	31,260,516	(12,861,714)	18,398,802
ChinaAMC A-Share ETF	88,125,050	10,580,011	(8,028,760)	2,551,251
ChinaAMC SME-ChiNext ETF	22,558,579	4,935,945	(3,230,594)	1,705,351
Egypt Index ETF	58,460,473	5,328,129	(8,137,850)	(2,809,721)
India Small-Cap Index ETF	187,194,826	65,312,433	(20,784,186)	44,528,247
Indonesia Index ETF	106,040,628	7,715,910	(23,270,120)	(15,554,210)
Israel ETF	43,697,012	5,876,907	(8,611,978)	(2,735,071)
Poland ETF	20,409,469	1,692,947	(4,952,564)	(3,259,617)
Russia ETF	2,539,702,284	197,900,934	(272,219,626)	(74,318,692)
Russia Small-Cap ETF	65,731,549	13,531,009	(8,224,818)	5,306,191
Vietnam ETF	303,823,457	39,312,054	(54,031,301)	(14,719,247)

Other–In 2016, the United Kingdom decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: May 26, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 26, 2017